REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302




                                                              October 31, 2006




VIA EDGAR




Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549



         Re:      Daily Income Fund
                  File Nos. 33-74470; 811-8312; CIK: 0000918267




Ladies and Gentlemen:

              On behalf of Daily Income Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus for its U.S. Treasury Portfolio, U.S. Government Portfolio, Money Market Portfolio and the Municipal Portfolio (each a "Portfolio") with respect to each Portfolio's Investor Class shares, Short Term Income Shares Class shares and Retail Class shares, and with respect to the U.S. Government Portfolio only, the Institutional Class shares and Institutional Service Class shares and the prospectus for the Advantage Primary Liquidity Fund shares, the Advantage Government Liquidity Fund shares and the Advantage Municipal Liquidity Fund shares with respect to the Money Market Portfolio, U.S. Government Portfolio, and Municipal Portfolio, respectively and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2006.

     If you have any questions or comments regarding this filing, please call Christine Manna at (212) 830-5295.





                                             Very truly yours,


                                             Daily Income Fund




                                              /s/Rosanne Holtzer
                                             By: Rosanne Holtzer
                                             Secretary